Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Miscellaneous current assets [abstract]
Prepaid Expenses and Other Current Assets
6.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of the Group’s prepaid expenses and other current assets as of June 30, 2026 and December 31, 2025 is outlined below:

	June 30, 2026	December 31, 2025
(in USD and thousands)
Air	$346,408	$183,326
Operating, product and administration costs	90,081	66,665
Commissions	75,842	53,863
Credit card fees	61,094	47,458
Debt transaction costs	29,562	29,073
Advertising	16,751	15,040
Forward foreign currency contracts	11,763	40,615
Cash deposits	11,023	20,000
Other	28,900	5,186
Total	$671,424	$461,226

Air increased as of June 30, 2026, compared to December 31, 2025, primarily due to the timing of air ticket purchases and seasonality of the Group’s operations.

For details on forward foreign currency contracts, see Note 15.